CONVERTIBLE REDEEMABLE PREFERRED STOCK, COMMON STOCK AND NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Schedule of Dividends Payable [Table Text Block]
Dividends payable consist of the following:

	2008 common stock dividend	2011 convertible redeemable preferred stock dividend	2012 common stock special dividend	2012 preferred stock catch- up dividend	2012 common stock dividend	2013 common stock dividend	2013 Odyssey and Orion dividend	Total
Balance at December 31, 2011	$5,897,700	$1,852,885	$-	$-	$-	$-	$-	$7,750,585
Gross amount of dividend accrued	-	-	9,100,000	167,305	6,000,000	-	-	15,267,305
Paid in kind	(2,123,575)	(1,852,885)	(2,201,425)	-	(6,000,000)	-	-	(12,177,885)
Paid in cash	(1,000,000)	-	-	-	-	-	-	(1,000,000)
Balance at December 31, 2012	2,774,125	-	6,898,575	167,305	-	-	-	9,840,005
Gross amount of dividend accrued	-	-	-	-	-	12,700,000	1,081,469	13,781,469
Paid in kind	-	-	-	(167,305)	-	-	-	(167,305)
Paid in cash	(100,000)	-	-	-	-	-	(176,666)	(276,666)
Balance at December 31, 2013	$2,674,125	$-	$6,898,575	$-	$-	$12,700,000	$904,803	$23,177,503